Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000199639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[1]
C000199639 [Member] | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000199639 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000199639 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000199639 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000199639 [Member] | Rolls Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000199639 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000199639 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000199639 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000199639 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000199639 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000199639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000199639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000199639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[2]
C000199639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[2]
C000199639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[2]
C000199639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000199639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[2]
C000199639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000199639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[2]
C000199639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[2]
C000199639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000199640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[3]
C000199640 [Member] | Orlando Utilities Commission Series 1 Rev VRDO 2 45 01 07 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000199640 [Member] | Colorado Health Facilities Authority Series D Rev VRDO 2 45 01 02 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000199640 [Member] | City of Rochester MN Series A Rev VRDO 2 35 01 07 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000199640 [Member] | New York City Transitional Finance Authority Future Tax Secured Revenue Rev 5 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000199640 [Member] | Connecticut State Health And Educational Facilities Authority Yale University Series A Rev VRDO 1 90 01 02 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000199640 [Member] | Chelan County Public Utility District No 1 Series B Rev VRDO 2 25 01 07 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000199640 [Member] | Health And Educational Facilities Authority of the State of Missouri Series F Rev VRDO 2 50 01 02 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000199640 [Member] | Louisiana State Citizens Property Insurance Corp Series A Rev 5 00 06 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000199640 [Member] | Triborough Bridge And Tunnel Authority Subordinated Bond Series A Rev BAN 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000199640 [Member] | State of Connecticut Series D GO 5 00 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000199640 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000199640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[4]
C000199640 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000199640 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%	[4]
C000199640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4]
C000199640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000199640 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[4]
C000199640 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000199640 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000199640 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000199640 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000199641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%	[5]
C000199641 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000199641 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000199641 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000199641 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000199641 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000199641 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000199641 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5]
C000199641 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[5]
C000199641 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[5]
C000199641 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000199641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
C000199641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000199641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000199641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000199641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[6]
C000199641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[6]
C000199641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000199641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[6]
C000199641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[6]
C000199641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000199642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[7]
C000199642 [Member] | U S Treasury Bills 3 98 03 19 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000199642 [Member] | Canadian Treasury Bill Canada Zero Coupon 01 28 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000199642 [Member] | Canadian Treasury Bill Canada Zero Coupon 02 11 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000199642 [Member] | U S Treasury Notes 1 63 02 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199642 [Member] | HCA Inc 3 13 03 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000199642 [Member] | Sabine Pass Liquefaction LLC 5 00 03 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000199642 [Member] | Citigroup Inc United States SOFR 1 14 4 64 05 07 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000199642 [Member] | Goldman Sachs Group Inc The United States SOFR 1 32 4 94 04 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000199642 [Member] | RCRPBOFAS 3 90 01 02 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000199642 [Member] | U S Treasury Bills 3 81 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199642 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[8]
C000199642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%	[8]
C000199642 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000199642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000199642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[8]
C000199642 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[8]
C000199642 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000199642 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000199642 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]
C000199642 [Member] | Foreign Government Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8]
C000206545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%	[9]
C000206545 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000206545 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000206545 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000206545 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000206545 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000206545 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000206545 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000206545 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[9]
C000206545 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[9]
C000206545 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[9]
C000206545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000206545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000206545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[10]
C000206545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
C000206545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[10]
C000206545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[10]
C000206545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[10]
C000206545 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[10]
C000206545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[10]
C000206545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[10]
C000206545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000206546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[11]
C000206546 [Member] | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000206546 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000206546 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000206546 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000206546 [Member] | Rolls Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000206546 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000206546 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000206546 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000206546 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000206546 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000206546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000206546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[12]
C000206546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[12]
C000206546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[12]
C000206546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[12]
C000206546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[12]
C000206546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[12]
C000206546 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[12]
C000206546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[12]
C000206546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%	[12]
C000206546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000218339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[13]
C000218339 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000218339 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[13]
C000218339 [Member] | U S Treasury Notes 4 50 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 4 00 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000218339 [Member] | China Government Bond China 1 91 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000218339 [Member] | U S Treasury Notes 4 25 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000218339 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000218339 [Member] | U S Treasury Notes 4 25 05 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000218339 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000218339 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[14]
C000218339 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000218339 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000218339 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000218339 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[14]
C000218339 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[14]
C000218339 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[14]
C000218339 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%	[14]
C000218339 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[14]
C000218340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000218340 [Member] | Black Belt Energy Gas District Series B Rev 5 00 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[15]
C000218340 [Member] | Southeast Energy Authority A Cooperative District Series F Rev 5 2511 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Texas Transportation Finance Corp Subordinated Bond SH 288 System Rev 5 25 10 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Commonwealth Financing Authority Tobacco Master Settlement Payment Rev 4 00 06 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | California Community Choice Financing Authority Sustainable Bonds Clean Energy Rev 5 00 01 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Central Plains Energy Project Series A1 Rev 5 00 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Colorado Health Facilities Authority Rev 5 00 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Main Street Natural Gas Inc Series D Rev 5 00 04 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | New York Liberty Development Corp World Trade Center Project Series 1 Rev 5 00 11 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Southern California Public Power Authority Rev 5 00 04 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%	[16]
C000218340 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000218340 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000220641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[17]
C000220641 [Member] | Bellis Acquisition Co plc United Kingdom Reg S 8 13 05 14 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Grifols SA Spain Reg S 3 88 10152028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Nigeria Government International Bond Nigeria Reg S 7 38 09 28 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Petroleos Mexicanos Mexico 6 35 02 12 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | U S Treasury Notes 3 63 08 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Oman Government International Bond Oman Reg S 6 25 01 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Egypt Government International Bond Egypt Reg S 6 38 04 11 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[17]
C000220641 [Member] | Gaci First Investment Co Cayman Islands Reg S 5 25 10 13 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[17]
C000220641 [Member] | Beignet Investor LLC 6 58 05 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[17]
C000220641 [Member] | Argentine Republic Government International Bond Argentina SUB 3 50 07 09 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[17]
C000220641 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18]
C000220641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%	[18]
C000220641 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000220641 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[18]
C000220641 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[18]
C000220641 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000220641 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[18]
C000220641 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000220641 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[18]
C000220641 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[18]
C000220641 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000220641 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18]
C000220641 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[18]
C000252360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000252360 [Member] | U S Treasury Bills 3 60 01 29 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 5 50 02 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 50 02 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 7 00 01 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000252360 [Member] | U S Treasury Bills 3 71 03 19 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000252360 [Member] | U S Treasury Bills 3 77 03 05 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 02 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000252360 [Member] | GNMA Single Family 30 years TBA 4 50 02 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000252360 [Member] | GNMA Single Family 30 years TBA 4 00 02 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000252360 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[20]
C000252360 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000252360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%	[20]
C000252360 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[20]
C000252360 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%	[20]
C000252360 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000252360 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000252360 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[20]
C000252360 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000252360 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[20]

[1]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[2]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[3]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[4]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[5]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[6]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[7]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[8]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[9]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[10]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[11]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[12]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[13]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[14]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[15]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[16]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[17]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[18]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[19]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[20]	Presented percentages may not sum to 100% due to rounding to the nearest percent.